As filed with the Securities and Exchange Commission on May 1, 2008
                                                     Registration No. 333-137531
                                                                   and 811-21952

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT No. 8

                                       and

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT No. 16


                                   Registrant
                Old Mutual Financial Network Separate Account VA

                                    Depositor
                       OM Financial Life Insurance Company
                  1001 Fleet Street, Baltimore, Maryland 21202
                                 (800) 445-6758


                               Agent for Service:
                          Eric Marhoun, General Counsel
                          Old Mutual Financial Network
                      1001 Fleet Street - 6th Floor, Legal
                            Baltimore, Maryland 21202
                          E-mail: eric.marhoun@omfn.com
                                  410-895-0082


                                    Copies to
                             Marvin "Chip" Lunde III
                                 Jorden Burt LLP
                     1025 Thomas Jefferson St NW, Suite 400
                            Washington, DC 20007-5208
                            E-mail: mcl@jordenusa.com
                                  202-965-8139


     TITLE OF SECURITIES BEING REGISTERED: Individual Variable Annuity Contract

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

     It is proposed that this filing will become effective
     (check appropriate box)
     | | immediately upon filing pursuant to paragraph (b) of Rule 485 | | on May 1, 2008 pursuant to paragraph (b) of Rule 485
     |X| 60 days after filing pursuant to paragraph (a)(1) or Rule 485 | | on _________ pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:

     | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Interests in Old Mutual Separate Account VA Beacon Navigator individual flexible premium variable accumulation deferred annuity contracts.

                                BEACON NAVIGATOR
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
 PART A

N-4 Item                                     Caption in Prospectus
--------                                     ---------------------

  1     Cover Page                           Cover Page

  2     Definitions                          Defined Terms

  3     Synopsis                             Contract Summary; Charges

  4     Condensed Financial                  N/A
        Information

  5     General Description of               Allocation Options; Miscellaneous: About Our
Registrant, Depositor and Portfolio          Company, Voting Rights
Companies

  6     Deductions and Expenses              Charges; Charges Explained; Miscellaneous:
                                             Distribution of Contracts

  7     General Description of               Important Contract Provisions; Cover Page; Last
Variable Annuity Contracts                   Page

  8     Annuity Period                       Distributions; Important Contract Provisions;
                                             Allocation Options

  9     Death Benefit                        Distributions; Important Contract Provisions

10      Purchases and Contract Value         Cover Page; Important Contract Provisions;
                                             Distributions; Miscellaneous: Distributions of
                                             the Contracts

11      Redemptions                          Distributions; Important Contract Provisions

12      Taxes                                Federal Income Tax Matters

13      Legal Proceedings                    Miscellaneous: Legal Proceedings


PART B
14      Table of Contents for                Last Page
Statement of Additional Information

                                             Caption in Statement of Additional Information
                                             ----------------------------------------------

15      Cover Page                           Cover Page

16      Table of Contents                    Table of Contents

17      General Information and History      General Information and History

18      Services                             N/A

19      Purchase of Securities Being         N/A
Offered

20      Underwriters                         Underwriters

21      Calculation of Performance Data      N/A

22      Annuity Payments                     N/A

23      Financial Statements                 Financial Statements

                           BEACON NAVIGATOR PROSPECTUS

Included in Registrant's Form 485(b), Post-Effective Amendment # 7, File No. 333-137531, Accession No. 0000870156-08-000082, filed on April 30, 2008 and incorporated by reference herein.

              BEACON NAVIGATOR STATEMENT OF ADDITIONAL INFORMATION

Included in Registrant's Form 485(b), Post-Effective Amendment # 7, File No. 333-137531, Accession No. 0000870156-08-000082, filed on April 30, 2008 and incorporated by reference herein.

------------------------------------------- ------------------------------------
SUPPLEMENT DATED JULY 1, 2008                OM FINANCIAL LIFE INSURANCE COMPANY
TO PROSPECTUS DATED MAY 1, 2008
for                                                 OLD MUTUAL FINANCIAL NETWORK
BEACON NAVIGATOR                                             SEPARATE ACCOUNT VA
               Flexible Premium Deferred
               Variable Annuity Contract
------------------------------------------- ------------------------------------

This Supplement to the Prospectus is to reflect a change in the individual owner current charge for the optional Account Protection Package. The information, below, replaces it's corresponding information in the prospectus.

Prospectus, Page 4:

-----------------------------------------------------------------------------------------------
ANNUAL FEES AND EXPENSES
------------------------------------------------------------------------------- ---------------
ANNUAL CONTRACT FEE
        Currently wAIVED IF CONTRACT VALUE OF ALL VARIABLE ANNUITY POLICIES     o Guaranteed
ISSUED BY US AND OWNED BY YOU ARE AT LEAST $50,000 ON A CONTRACT ANNIVERSARY      Maximum: $50
THE CONTRACT FEE IS LEVIED ON EACH CONTRACT ANNIVERSARY AGAINST SUBACCOUNT
INVESTMENTS ON A PRO-RATA BASIS (UNLESS YOU SPECIFY OTHERWISE).                 o Current: $0
-----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
        CHARGE IS DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SUBACCOUNTS ON A PRO-RATA BASIS
TO EQUAL THE ANNUAL % SHOWN.
-------------------------------------------------------------------------------- --------------
                                                                                 o Guaranteed
   MORTALITY & EXPENSE RISK CHARGE                                                 Maximum: 2.00%
                                                                                 o Current:1.55%
-----------------------------------------------------------------------------------------------
   OPTIONAL FEATURE FEES
        CHARGE IS DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SUBACCOUNTS ON A PRO-RATA BASIS
TO EQUAL THE ANNUAL % SHOWN.
-----------------------------------------------------------------------------------------------
   o  ACCOUNT ENHANCEMENT PACKAGE (PAYABLE FOR THE LIFE OF THE CONTRACT)         o Guaranteed
                                                                                   Maximum: 1.00%
                                                                                 o Current: 0.45%
-------------------------------------------------------------------------------- --------------
   o  ACCOUNT PROTECTION PACKAGE (PAYABLE UNTIL REVOKED BY OWNER)                o Guaranteed
                                                                                   Maximum: 1.15%
.........SINGLE OWNER                                                             o Current: 0.90%
.........JOINT SPOUSAL OWNERS                                                     o Current: 0.95%
-------------------------------------------------------------------------------- --------------
        CHARGE IS DEDUCTED MONTHLY FROM ASSETS ALLOCATED TO THE SUBACCOUNTS ON   o Guaranteed
A PRO-RATA BASIS TO EQUAL THE ANNUAL % SHOWN.                                      Maximum: 1.20%
   o  GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (PAYABLE UNTIL REVOKED       o Current: 0.80%
-------------------------------------------------------------------------------- --------------
TOTAL POSSIBLE SEPARATE ACCOUNT CHARGES
---------------------------------------
        (ASSUMES HIGHEST GUARANTEED CHARGE COMBINATION OF OPTIONS IS SELECTED
AT INCEPTION, SO IN ADDITION TO MORTALITY AND EXPENSE RISK CHARGE, ASSUMES THE   o Guaranteed
ACCOUNT ENHANCEMENT PACKAGE AND THE ACCOUNT PROTECTION PACKAGE BUT NOT THE         Maximum: 4.15%
GUARANTEED MINIMUM ACCUMULATION BENEFIT.)
.........SINGLE OWNER                                                             o Current: 2.90%
.........JOINT SPOUSAL OWNERS                                                     o Current: 2.95%
-------------------------------------------------------------------------------- --------------

Prospectus, Page 5
The Example of Expenses table footnote 1 states that the total current charge for the Account Protection and Account Protection Packages is 1.30%. That total charge is now 1.35%. This change does not affect any values shown in the table.


ALL OTHER CONTRACT PROVISIONS REMAIN AS STATED IN YOUR CONTRACT AND PROSPECTUS, AS PREVIOUSLY AMENDED.


          RETAIN THIS SUPPLEMENT WITH YOUR BEACON NAVIGATOR PROSPECTUS. IF YOU NO LONGER HAVE YOUR PROSPECTUS, YOU MAY OBTAIN A COPY
        FROM OUR WEBSITE WWW.OMFN.COM OR BY CALLING US AT 1-866-599-2760.


Beacon Navigator prospectus Supplement dated May 1, 2008.            Page 1 of 1

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) FINANCIAL STATEMENTS

      Financial Statements included in Part B

      THE REGISTRANT

      Incorporated by reference to the Post-Effective Amendment #6 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, accession number 0000870156-08-000078, filed on
      April 29, 2008.

      THE DEPOSITOR

      Incorporated by reference to the Post-Effective Amendment #6 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, accession number 0000870156-08-000078, filed on
      April 29, 2008.


     (b) Exhibits
Exhibit #
1 Resolution of Board of Directors of Fidelity and Guaranty Life Insurance Company establishing Old Mutual Financial Network Separate Account VA (Incorporated by reference to Exhibit 1 of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

2       Not Applicable

3  (a)  Principal Underwriting Agreement (Incorporated by reference to
        Exhibit 3(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b) Selling Agreement (Incorporated by reference to Exhibit 3(b) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

4 (a) Form of Annuity Contract (Incorporated by reference to Exhibit 4(a) of the Pre-effective Amendment #1 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on December 20, 2006.)
   (b) Form of Annuity Contract Riders (Incorporated by reference to Exhibit 4(b) of the Pre-effective Amendment #1 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on December 20, 2006.)
   (c) Form of Annuity Contract guaranteed minimum accumulation benefit Rider (Incorporated by reference to Exhibit 4(c) of the Post-effective Amendment #2 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-142420, filed on March 5, 2008.)

5       Form Annuity Contract Application (Incorporated by reference to
        Exhibit 4(c) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

6  (a)  Articles of Incorporation of Fidelity and Guaranty Life Insurance
        Company (Incorporated by reference to Exhibit 6(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b) Bylaws of Fidelity and Guaranty Life Insurance Company (Incorporated by reference to Exhibit 6(b) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

7       N/A

8 Participation Agreements (Incorporated by reference to Exhibit 8 of the Pre-Effective Amendment #1 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-142420, filed on September 26, 2007.)
    (a) Alliance Bernstein
    (b) American Century
    (c) Franklin Templeton
    (d) Legg Mason
    (e) Morgan Stanley
    (f) Neuberger Berman
    (g) Old Mutual Capital
    (h) PIMCO
    (i) Pioneer
    (j) Royce
    (l) T. Rowe Price
    (m) Third Avenue
    (n) Van Kampen

9       Legal Opinion and Consent

10      Consent of Independent Registered Public Accounting Firm

11      No Financial Statements will be omitted from Item 23.

12      N/A

13      N/A


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS AND SENIOR OFFICERS OF OM FINANCIAL LIFE INSURANCE COMPANY

NAME, AND PRINCIPAL        POSITION AND OFFICES WITH OM FINANCIAL LIFE
BUSINES SADDRESS           INSURANCE (YEARS AS AN OFFICER OF THE COMPANY)
-------------------        -----------------------------------------------
John P. Clifford (1)       Director, Chairman and President (2001 - Present)
Bruce G. Parker, Jr.(2)    Director, Chief Executive Officer (2003 - Present)
Victor Lumby (1)           Director, Senior Vice President, Chief Operating
                             Officer (2005 - present)
Eric L. Marhoun (1)        Director, Senior Vice President, General Counsel,
                             Secretary (2007-Present)
Richard J. Pollard (1)     Director, Senior Vice President, Chief Actuary
Richard Pretty (2)         Director, Senior Vice President (2007-Present)
William Rothenbach (1)     Director
David H. Smith  (1)        Director, Senior Vice President (2007-Present)
Barry Ward, (1)            Director, Senior Vice President, Chief Financial
                             Officer, Chief Accounting Officer (2006-Present)
Alan M. Harrington (2)     Senior Vice President, VA Distribution
                             (2007 - present)
Jeffrey L. Lobo (3)        Senior Vice President, Chief Investment Officer,
                           (2007 - Present)
John A. Phelps (2)         Senior Vice President, Life/Annuity Distribution
                             (2007 - present)
John R. Aprill (1)         Vice President, Appointed Actuary (2007-Present)
George Nicholson (1)       Vice President, Controller (2007-Present)
Craig A. Nyman (1)         Vice President, Treasurer (2007-Present)
Anthony J. Zajac, Jr. (2)  Vice President, Illustration Actuary (2007-Present)

(1) Business Address:  1001 Fleet Street, Baltimore, Maryland 21202
(2) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(3) Business Address:  Old Mutual Asset Management, 200 Clarendon Street,
                       53rd Floor, Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The assets of the Registrant, under state law, are assets of OM Financial Life Insurance Company.

The discussion that follows summarizes the chain of ownership of Registrant and all subsidiaries and affiliates under common Old Mutual U.S. Life Holdings, Inc. (OMUSLH) management. OMUSLH's sister company, Old Mutual Asset Management, has approximately 30+ additional subsidiaries under its separate management that are not listed here. Old Mutual plc has hundreds of global subsidiaries in addition to those listed below that are not listed here.

OLD MUTUAL PLC (England) 100%......................................public company
                                                                   listed on
                                                                   the
                                                                   London Stock
                                                                   Exchange
 OLD MUTUAL (US) HOLDINGS INC. (Delaware) 100%.....................holding company
     Old Mutual Asset Management, Inc. (Delaware) 100%.............asset management,
                                                                   investment
                                                                   advisory and
                                                                   mutual fund
                                                                   company.
     OLD MUTUAL U.S. LIFE HOLDINGS, INC. (Delaware) 100%...........holding company
     Old Mutual Business Services, Inc. (Delaware) 100%............contracting company
     OM FINANCIAL LIFE INSURANCE COMPANY (Maryland) 100%...........life/annuity insurer
          OM Financial Life Insurance Company of
             New York (NY) 100%....................................life/annuity insurer
          Fidelity and Guaranty Assignment, LLC (Maryland) 100%....structured settlement
                                                                   assignment
                                                                   company
          F&G Brokerage, Inc. (Maryland) 100%......................dormant shell
          Old Mutual Financial Network Securities, Inc.
             (Maryland) 100%...................................... broker dealer

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of the date of this Registration, 11 tax qualified and 11 tax non-qualified Beacon Navigator variable annuity contracts have been sold.

ITEM 28. INDEMNIFICATION

OM Financial Life Insurance Company's by-laws provide as follows:

Indemnification

SECTION 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, to the fullest extent and under the circumstances permitted by the Annotated Code Of Maryland, Section 2-418 or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such indemnification (unless otherwise ordered by a Court) shall be made as authorized in a specific case under determination that applicable standards of conduct set forth in the Annotated Code of Maryland or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such determination shall be made (1) by the board of directors by a majority vote of a quorum consisting of directors who were not and are not parties to or threatened with any such action, suit or proceeding, or (2) if such a quorum is not attainable, or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel, or (3) by the shareholders, or (4) by the Court in which such action, suit or proceeding was brought.

SECTION 2. OTHER RIGHTS. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation, these Bylaws, any agreement, vote of shareholders or disinterested directors or otherwise and shall continue as to a person who has ceased to be director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 3. ADVANCE PAYMENT OF EXPENSES. The corporation may pay expenses, including attorney's fees, incurred in defending any action, suit or proceeding referred to in Section 1 of this Article, in advance of the final disposition of such action, suit or proceeding as authorized by the directors in the specific case, upon receipt of an undertaking by or on behalf of the director or officer to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this Article.

SECTION 4. INSURANCE. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, trustee, officer or employee of another corporation, domestic or foreign, non profit or for profit, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or rising out of the status as such, whether or not the corporation would have the power to indemnify him against such liability under this Article.

SECTION 5.  COMPLIANCE WITH FEDERAL SECURITIES LAW
Insofar as indemnification or insurance benefits for liability arising under the Securities Act of 1933 and Section 17 of the 1940 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification and insurance benefits is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification or insurance benefits against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification or insurance benefits by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

     Old Mutual Financial Network Securities, Inc., a controlled subsidiary of OM Financial Life Insurance Company, acts as principal underwriter for variable annuity contracts issued through Old Mutual Financial Network Separate Account VA.

DIRECTORS AND OFFICERS OF OLD MUTUAL FINANCIAL NETWORK SECURITIES, INC.

NAME AND PRINCIPAL            POSITION WITH OLD MUTUAL FINANCIAL NETWORK
BUSINESS ADDRESS              SECURITIES, INC.
---------------------------   --------------------------------------------------
Bruce G. Parker, Jr. (1)      Director, Chairman
Alan M. Harrington (1)        Director, Chief Executive Officer and President
Narcisso M. Almeida(1)        Director, Vice President - Operations
John P. Clifford (2)          Director
Todd Bareika (2)              Vice President, Chief Financial Officer
Pat Ferrer (1)                Vice President - VA Distribution
Richard Pretty (1)            Vice President - Marketing
Kenneth W. Reitz (2)          Vice President - Chief Legal Officer, Secretary
Julie Sullivan (1)            Assistant Vice President, Chief Compliance Officer
John T. Rooney                Assistant Secretary
(1) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(2) Business Address:   1001 Fleet Street, Baltimore, Maryland 21202

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1001 Fleet Street, Baltimore, MD and the offices of its third party administrator at 6425 Powers Ferry Road, Atlanta, Georgia 30339.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

    (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
        (16) months old for so long as payment under the variable annuity contracts may be accepted.

    (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

 Representation
 --------------

OM Financial Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Old Mutual Financial Network Separate Account VA, certifies that it has caused this Registration Statement Post-Effective Amendment #8 dated May 1, 2008 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Baltimore and the State of Maryland.

                    OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA, Registrant
                                  OM FINANCIAL LIFE INSURANCE COMPANY, Depositor

                                        By:   /s/ John P. Clifford
                                           -----------------------------------
                                                     Chairman


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on May 1, 2008.


Signature                       Title
-------------------------       --------------------------------------------
/s/  John P. Clifford           Director, Chairman, President

/s/  Bruce G. Parker, Jr        Director, Chief Executive Officer

/s/  Victor Lumby               Director, Senior Vice President,
                                Chief Operations  Officer

/s/  Eric L. Marhoun            Director, Senior Vice President, General
                                Counsel, Secretary

/s/  Richard J. Pollard         Director, Senior Vice President, Chief Actuary

/s/  Richard Pretty             Director, Senior Vice President

/s/  William Rothenbach         Director

/s/  David H. Smith             Director, Senior Vice President

/s/  Barry Ward                 Director, Senior Vice President, Chief Financial
                                Officer and Chief Accounting Officer

/s/  George  C. Nicholson       Vice President, Controller

All Directors' business address is 1001 Fleet St., Baltimore, MD 21202, except Bruce Parker's and Richard Pretty's business address is Old Mutual Financial Network, 1117 Perimeter Center West - Suite 212, Atlanta, Georgia 30338.

                                INDEX TO EXHIBITS
Exhibit #

9           Legal Opinion and Consent
10          Consent of Independent Registered Public Accounting Firm